The Advisors’ Inner Circle Fund III

Statement of Certification

Pursuant to Rule 497(j)

The Advisors’ Inner Circle Fund III (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Proxy Statement/Prospectus and Statement of Additional Information dated August 24, 2018 that would have been filed under paragraph (b) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 (File No. 333-226339), which was filed electronically on August 27, 2018 (Accession No. 0001398344-18-012464).

The Advisors’ Inner Circle Fund III

By:	/s/ James Bernstein
James Bernstein

Title:	Vice President and Assistant Secretary

Date:	August 29, 2018